CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 1,473	$ 1,038
Accounts receivable	5,410	5,338
Inventories	4,591	5,053
Deferred income taxes.	1,060	1,084
Other Current assets	1,388	1,207
Total current assets	13,922	13,720
Other non-current assets	1,479	1,696
Property, plant and equipment, net	6,551	6,635
Identifiable intangible assets, net	5,936	6,476
Goodwill	18,720	18,981
Total assets	46,608	47,508
Current liabilities:
Short-term debt	1,832	1,804
Sales reserves and allowances	5,578	4,918
Accounts payable and accruals	2,894	3,317
Other current liabilities	1,365	1,926
Total current liabilities	11,669	11,965
Long-term liabilities:
Deferred income taxes	1,229	1,247
Other taxes and long-term liabilities	1,222	1,273
Senior notes and loans	8,818	10,387
Total long-term liabilities	11,269	12,907
Total liabilities	22,938	24,872
Teva shareholders' equity:
Ordinary shares	50	50
Additional paid-in capital	13,913	13,628
Retained earnings	14,017	12,535
Accumulated other comprehensive loss	(836)	(91)
Treasury shares	(3,511)	(3,557)
Stockholders' equity attributable to Teva shareholders	23,633	22,565
Non-controlling interests	37	71
Total equity	23,670	22,636
Total liabilities and equity	$ 46,608	$ 47,508